Schedule I - Condensed Financial Information of Parent Company - Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
(Payable to) Receivable from Related Party, Total	$ (2)	$ (25)
Money Pool Balance with Pepco Holdings (included in cash and cash equivalents)	262	257
Potomac Capital Investment Corporation [Member]
(Payable to) Receivable from Related Party, Total		(37)
Potomac Capital Investment Corporation		154
Conectiv [Member]
(Payable to) Receivable from Related Party, Total		29
Conectiv Communication, Inc. [Member]
(Payable to) Receivable from Related Party, Total	(4)	(4)
Potomac Electric Power Co [Member]
(Payable to) Receivable from Related Party, Total		(15)
PHI Service Company [Member]
(Payable to) Receivable from Related Party, Total	1	2
Other [Member]
(Payable to) Receivable from Related Party, Total	$ 1